PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of other provisions [line items]
Purchase commitments	€ 200
Capital expenditure purchase orders	50
Minimum lease payments for lease agreements that have not yet commenced	€ 18
Low | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	1 year
Low | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	4 years
High | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	30 years
High | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	9 years
Territorial Authority | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	€ 310
Third Parties, Other Than Territorial Authorities | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	€ 45